PREPAID EXPENSES (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
Disclosure of prepaid expenses [Table Text Block]
	November 30, 2019	November 30, 2018

Advertising and Promotions	$38,146	$15,000
Rent	17,043	16,765
Others	50,350	18,126
	$105,539	$49,891